Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2014
Entity Registrant Name	dei_EntityRegistrantName	COPLEY FUND INC /NV/
Entity Central Index Key	dei_EntityCentralIndexKey	0000721291
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2014
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COPLX